Trade and Other Payables	12 Months Ended
Mar. 31, 2021
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Trade and Other Payables
15.	Trade and Other Payables
The components of trade and other payables are as follows:

	Yen in millions
	March 31,
	2020	2021
Trade accounts payable	24,140	27,545
Other payable	19,898	22,857

Total	44,038	50,402

Trade payables and other payables are classified as financial liabilities measured at amortized cost.